Note 18 - Assets Classified as Held for Sale (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Total comprehensive income	$ (14,221)	$ (27,657)	$ 6,180
Investment in Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	50.00%
Total comprehensive income		$ 0	$ 0